Subordinated liabilities - HSBC Holdings' subordinated liabilities in issue (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,623,757,000,000			$ 2,655,014,000,000
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	122,531,000,000			115,864,000,000
Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,659,000,000			23,956,000,000
Borrowings Issued To Third Parties, Tier 2 Securities | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	21,759,000,000			23,064,000,000
4.250% Subordinated Notes due 2024 (US404280AP48) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	4.25%	4.25%	4.25%
Financial liabilities	$ 2,072,000,000			2,151,000,000
4.250% Subordinated Notes due 2025 (US404280AU33) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	4.25%	4.25%	4.25%
Financial liabilities	$ 1,615,000,000			1,702,000,000
4.375% Subordinated Notes due 2026 (US404280BH13) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	4.375%	4.375%	4.375%
Financial liabilities	$ 1,641,000,000			1,736,000,000
7.625% Subordinated Notes due 2032 (US404280AF65) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 488,000,000
Borrowings interest rate	7.625%	7.625%	7.625%
Financial liabilities	$ 536,000,000			541,000,000
7.35% Subordinated Notes due 2032 (US404280AE90) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 222,000,000
Borrowings interest rate	7.35%	7.35%	7.35%
Financial liabilities	$ 241,000,000			243,000,000
6.5% Subordinated Notes 2036 (US404280AG49) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 2,032,000,000			2,034,000,000
6.5% Subordinated Notes 2037 (US404280AH22) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,500,000,000
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 2,825,000,000			3,033,000,000
6.8% Subordinated Notes Due 2038 (US404280AJ87) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	6.80%	6.80%	6.80%
Financial liabilities	$ 1,491,000,000			1,490,000,000
5.250% Subordinated Notes due 2044 (US404280AQ21) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	5.25%	5.25%	5.25%
Financial liabilities	$ 1,946,000,000			2,092,000,000
5.75% Subordinated Notes Due December 2027 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 650,000,000
Borrowings interest rate	5.75%	5.75%	5.75%
Financial liabilities	$ 1,040,000,000			1,130,000,000
6.75% Subordinated Notes Due September 2028 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 650,000,000
Borrowings interest rate	6.75%	6.75%	6.75%
Financial liabilities	$ 877,000,000			884,000,000
7.0% Subordinated Notes Due April 2038 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 750,000,000
Borrowings interest rate	7.00%	7.00%	7.00%
Financial liabilities	$ 1,082,000,000			1,157,000,000
6.0% Subordinated Notes Due March 2040 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 900,000,000
Borrowings interest rate	6.00%	6.00%	6.00%
Financial liabilities	$ 1,320,000,000			1,483,000,000
3.0% Subordinated Notes Due June 2025 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,500,000,000
Borrowings interest rate	3.00%	3.00%	3.00%
Financial liabilities	$ 1,737,000,000			1,916,000,000
3.125% Subordinated Notes Due June 2028 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,000,000,000
Borrowings interest rate	3.125%	3.125%	3.125%
Financial liabilities	$ 1,304,000,000			1,472,000,000
Borrowings Issued To Related Parties | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	900,000,000			892,000,000
10.176% Subordinated Step-up Cumulative Notes Due June 2040 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 900,000,000
Borrowings interest rate	10.176%	10.176%	10.176%
Financial liabilities	$ 900,000,000			$ 892,000,000